Goodwill and Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Goodwill and Intangible Assets [Abstract]
Schedule of goodwill balances by segment for continuing operations

		American	Franchise
(In millions)	Terminix	Home Shield	Services Group	Total
Balance as of December 31, 2013	$1,480	$348	$190	$2,018
Acquisitions	15	34	1	50
Other (1)	(1)	—	—	(1)
Balance as of September 30, 2014	$1,494	$382	$191	$2,067

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(1)	Reflects the impact of foreign exchange rates.

:

(In millions)	Terminix	American Home Shield	Franchise Services Group	Total
Balance at December 31, 2011	$1,424	$348	$188	$1,960
Acquisitions	34	—	1	35

Balance at December 31, 2012	1,458	348	189	1,995
Acquisitions	22	—	2	24
Other(1)	—	—	(1)	(1)

Balance at December 31, 2013	$1,480	$348	$190	$2,018

(1)
Reflects the impact of foreign exchange rate changes.

Schedule of other intangible asset balances for continuing operations

	Estimated
	Remaining
	Useful	As of September 30, 2014			As of December 31, 2013
	Lives		Accumulated			Accumulated
(In millions)	(Years)	Gross	Amortization	Net	Gross	Amortization	Net
Trade names(1)	N/A	$1,608	$—	$1,608	$1,608	$—	$1,608
Customer relationships	3 - 10	532	(479)	53	512	(447)	65
Franchise agreements	20 - 25	88	(58)	30	88	(54)	34
Other	4 - 30	46	(31)	15	41	(27)	14
Total		$2,274	$(568)	$1,706	$2,249	$(528)	$1,721

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(1)	Not subject to amortization.

	Estimated Remaining Useful Lives (Years)	December 31, 2013			December 31, 2012
(In millions)		Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Trade names(1)	N/A	$1,608	$—	$1,608	$1,608	$—	$1,608
Customer relationships	3 - 10	512	(447)	65	504	(407)	97
Franchise agreements	20 - 25	88	(54)	34	88	(49)	39
Other	4 - 30	41	(27)	14	36	(22)	14

Total		$2,249	$(528)	$1,721	$2,236	$(478)	$1,758

(1)
Not subject to amortization.